Schedule of Investments

October 31, 2019 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments Equity Linked Notes [91.3%]*†‡
Earthquake [3.9%]
Delancey Segregated Account	$4,178	$4,537

Efficiency [37.1%]
Broadway Segregated Account	18,956	20,304
Hollywood Segregated Account	21,251	23,077

Total Efficiency		43,381

Frequency [12.8%]
Atlantic Segregated Account	4,141	4,468
Jay Segregated Account	319	13
Ocean Segregated Account	3,736	4,349
Park Segregated Account (A)	4,026	4,579
Sunset Segregated Account	1,399	1,541

Total Frequency		14,950

Multi Peril [9.9%]
Carmelia Segregated Account	4,248	4,819
Nassau Segregated Account	3,741	4,416
Venice Segregated Account	2,038	2,316

Total Multi Peril		11,551

Non-Florida [2.8%]
Lexington Segregated Account	3,392	3,296

Opportunistic [5.7%]
Elevado Segregated Account	3,901	4,479
Trinity Segregated Account	1,585	2,142

Total Opportunistic		6,621

Wind [19.1%]
Fulton Segregated Account	2,840	3,295
Glendale Segregated Account	4,133	4,440
King Segregated Account	4,319	4,849
Madison Segregated Account	3,378	3,640
Rodeo Segregated Account	1,566	1,773
Wilshire Segregated Account	4,006	4,261

Total Wind		22,258

Total Structured Investments (Cost $97,152)		106,594

Total Investments [91.3%] (Cost $97,152)		$106,594

Percentages are based on Net Assets of $116,764 (000).

* Non-income producing securities

† Securities considered illiquid. The total value of such securities as of October 31, 2019, was $106,594 (000) and represented 91.3% of the Net Assets of the Fund.

‡ Securities considered restricted. The total value of such securities as of October 31, 2019, was $106,594 (000) and represented 91.3% of the Net Assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

(A) Level 3 security in accordance with Fair value Hierarchy.

Equity linked notes with a fair value of $4,579 (000), were valued using the Special Purpose Entities NAV adjusted for industry loss data provided by independent third-party assessor applied to certain contracts within the Special Purpose Entities that were impacted by aforementioned data and were considered Level 3, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the inputs used as of October 31, 2019 when valuing the Fund’s investments (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Linked Securities*	$-	$-	$4,579	$106,594

Total Investments in Securities	$-	$-	$4,579	$106,594

* As of October 31, 2019, structured investments in equity linked notes with a fair value of $102,015 (000) are valued using the Special Purpose Entities Net Asset Value (NAV) as a practical expedient and are not required to be classified in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of October 31, 2019 (000):

Equity Linked Notes
Beginning balance as of February 1, 2019	$2,123
Transfers into Level 3	—
Transfers out of Level 3	—
Net purchases	—
Change in unrealized appreciation	2,456

Ending balance as of October 31, 2019	$4,579

Net change in unrealized appreciation attributable to Level 3 securities held at October 31, 2019	$2,456

For the period ended October 31, 2019, there were no transfers between Level 1, Level 2, and Level 3 assets and Liabilities.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural or non-natural catastrophes in isolation would result in a significantly lower fair value measurement.

A summary of the Segregated Accounts that the Fund holds in the NB RE, Ltd. Portfolio are summarized as follows:

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

October 31, 2019 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Status	Maturity Range	Value of NB RE, Ltd. (000)*
Earthquake
Delancey			67,722
United States
2 Contracts	Live	12/2019
9 Contracts	Matured	8/2017 - 8/2019
Efficiency
Broadway			282,731
North America, Europe, Australia, Japan
60 Contracts (7 cat bonds)	Live	12/2018 - 1/2022
North America, Europe, Japan
68 Contracts (5 cat bonds)	Matured	12/2017 - 7/2019
United States - Texas, Florida
5 Contracts	Triggered	12/2017 - 12/2018
Hollywood			341,816
North America, Europe, Australia
64 Contracts (9 cat bonds)	Live	12/2018 - 5/2022
North America, Europe, Japan
71 Contracts (10 cat bonds)	Matured	11/2017 - 4/2019
United States - Texas, Florida
4 Contracts	Triggered	12/2017 - 12/2018
Frequency
Atlantic			66,642
United States
2 Contracts (1 cat bond)	Live	12/2019 - 7/2022
4 Contracts (1 cat bond)	Matured	12/2017 - 12/2018
Jay			1,953
United States
0 Contracts	Live	-
2 Contracts	Triggered	4/2018 - 6/2019
Ocean			52,609
North America
3 Contracts	Live	12/2019 - 5/2020
10 Contracts (2 cat bonds)	Matured	9/2017 - 6/2019
Park			63,694
North America
4 Contracts	Live	12/2019 - 7/2020
United States
6 Contracts	Matured	12/2017 - 6/2019
United States
1 Contract	Triggered	12/2018
Sunset			23,506
United States
2 Contracts (1 cat bond)	Live	12/2019
2 Contracts	Matured	12/2018 - 6/2019
Multi Peril
Carmelia			71,643
United States, Japan, Europe, Australia, New Zealand
3 Contracts	Live	12/2019
5 Contracts (1 Cat Bond)	Matured	12/2017 - 1/2019
Nassau			44,944
United States
8 Contracts (3 Cat Bond)	Live	12/2019 - 1/2022
6 Contracts	Matured	12/2017 - 6/2019
Venice			34,720
United States
3 Contracts	Live	12/2019 - 2/2020
2 Contracts	Matured	7/2018 - 6/2019

Description	Status	Maturity Range	Value of NB RE, Ltd. (000)*
Non-Florida
Lexington			40,074
United States
7 Contracts (1 cat bond)	Live	12/2019 - 6/2020
United States, Japan
5 Contracts (1 Cat Bond)	Matured	12/2017 - 7/2019
United States
1 Contract	Triggered	5/2018
Opportunistic
Elevado			56,230
United States
4 Contracts	Live	12/2019
4 Contracts	Matured	12/2017 - 12/2018
United States - Florida
1 Contract	Triggered	12/2017
Trinitiy			32,500
United States
2 Contracts	Live	12/2019
2 Contracts	Matured	12/2017 - 12/2018
Wind
Fulton			45,717
United States - Florida
3 Contracts	Live	12/2019 - 6/2020
3 Contracts	Matured	11/2017 - 12/2018
Glendale			65,907
United States
2 Contracts	Live	12/2019
4 Contracts	Matured	12/2017 - 6/2019
King			61,578
United States
3 Contracts	Live	12/2019 - 5/2020
6 Contracts	Matured	12/2017 - 6/2019
Madison			52,735
United States
3 Contracts (1 Cat Bond)	Live	4/2020 - 6/2020
5 Contracts (1 Cat Bond)	Matured	11/2017 - 7/2019
Rodeo			26,544
United States, Japan, Europe
2 Contracts	Matured	12/2018
Wilshire			44,317
United States
11 Contracts	Live	12/2019 - 6/2020
5 Contracts	Matured	12/2017 - 6/2019

Disclosures* During the period from July 27, 2017 - October 31, 2019, the fund owned between 2.1% and 7.9% of the assets represented in the Iris Reinsurance, Ltd. Portfolio

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured — Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CNR-QH-003-0500

CITY NATIONAL ROCHDALE FUNDS | PAGE 2